INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTY
Schedule of information about investment property

	2019	2018
	RMB’000	RMB’000
Cost
At December 31, 2019 and 2018	37,253	37,253
Accumulated depreciation
As of beginning of the year	(1,886)	(1,750)
Depreciation for the year	—	(136)
As of end of the year	(1,886)	(1,886)

Impairment for the year
As of beginning of the year	(35,367)	(30,509)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	—	(4,858)
As of end of the year	(35,367)	(35,367)

Carrying amount
At December 31, 2019 and 2018	—	—